UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Castine Capital Management, LLC

Address:    One International Place
            Suite 2401
            Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Paul Magidson
Title:      Managing Member
Phone:      (617) 310-5190

Signature, Place and Date of Signing:


/s/ Paul Magidson             Boston, Massachusetts           February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total:  $232,670
                                         (thousands)

List of Other Included Managers:

No.      Form 13F File Number         Name

1.                                    Castine Partners II, LP

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COL 7          COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE    SHARED    NONE
--------------                --------------   ------     --------  -------   --- ----  ----------  ----   -----   ------    ----
1ST UNITED BANCORP INC FLA    COM              33740N105   4,373      612,425 SH          SHARED    1        612,425
1ST UNITED BANCORP INC FLA    COM              33740N105   2,276      318,753 SH          SOLE               318,753
AMERIS BANCORP                COM              03076K108     466       65,076 SH          SHARED    1         65,076
AMERIS BANCORP                COM              03076K108     242       33,823 SH          SOLE                33,823
AON CORP                      COM              037389103   5,744      149,817 SH          SHARED    1        149,817
AON CORP                      COM              037389103   2,994       78,088 SH          SOLE                78,088
BANCORP INC DEL               COM              05969A105   5,079      740,404 SH          SHARED    1        740,404
BANCORP INC DEL               COM              05969A105   2,643      385,257 SH          SOLE               385,257
BANCORP RHODE ISLAND INC      COM              59690107    2,240       87,245 SH          SHARED    1         87,245
BANCORP RHODE ISLAND INC      COM              59690107    1,173       45,694 SH          SOLE                45,694
BCSB BANCORP INC              COM              055367106     946      105,726 SH          SHARED    1        105,726
BCSB BANCORP INC              COM              055367106     504       56,309 SH          SOLE                56,309
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104   1,474      149,812 SH          SHARED    1        149,812
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104     776       78,905 SH          SOLE                78,905
BROOKLINE BANCORP INC DEL     COM              11373M107   1,217      122,833 SH          SHARED    1        122,833
BROOKLINE BANCORP INC DEL     COM              11373M107     633       63,842 SH          SOLE                63,842
CAPE BANCORP INC              COM              139209100   2,842      422,958 SH          SHARED    1        422,958
CAPE BANCORP INC              COM              139209100   1,479      220,023 SH          SOLE               220,023
CENTURY BANCORP INC MASS      CL A NON VTG     156432106   3,445      156,372 SH          SHARED    1        156,372
CENTURY BANCORP INC MASS      CL A NON VTG     156432106   1,799       81,668 SH          SOLE                81,668
CHIMERA INVT CORP             COM              16934Q109   7,929    2,043,509 SH          SHARED    1      2,043,509
CHIMERA INVT CORP             COM              16934Q109   4,125    1,063,250 SH          SOLE             1,063,250
CITIZENS REPUBLIC BANCORP IN  COM              174420109   1,725    2,500,400 SH          SHARED    1      2,500,400
CITIZENS REPUBLIC BANCORP IN  COM              174420109     897    1,299,600 SH          SOLE             1,299,600
DANVERS BANCORP INC           COM              236442109   4,173      321,260 SH          SHARED    1        321,260
DANVERS BANCORP INC           COM              236442109   2,164      166,613 SH          SOLE               166,613
EAGLE BANCORP INC MD          COM              268948106   2,057      196,500 SH          SHARED    1        196,500
EAGLE BANCORP INC MD          COM              268948106   1,071      102,274 SH          SOLE               102,274
ESSA BANCORP INC              COM              29667D104   2,298      196,376 SH          SHARED    1        196,376
ESSA BANCORP INC              COM              29667D104   1,196      102,209 SH          SOLE               102,209
FIRST BUSEY CORP              COM              319383105   1,274      327,500 SH          SHARED    1        327,500
FIRST BUSEY CORP              COM              319383105     671      172,500 SH          SOLE               172,500
FIRST CMNTY BANCSHARES INC N  COM              31983A103     826       68,577 SH          SHARED    1         68,577
FIRST CMNTY BANCSHARES INC N  COM              31983A103     443       36,755 SH          SOLE                36,755
FIRST MARBLEHEAD CORP         COM              320771108     250      117,198 SH          SHARED    1        117,198
FIRST MARBLEHEAD CORP         COM              320771108     130       60,913 SH          SOLE                60,913
FRANKLIN RES INC              COM              354613101  10,398       98,700     PUT     SHARED    1         98,700
FRANKLIN RES INC              COM              354613101   5,404       51,300     PUT     SOLE                51,300
FREIGHTCAR AMER INC           COM              357023100   4,745      239,268 SH          SHARED    1        239,268
FREIGHTCAR AMER INC           COM              357023100   2,468      124,447 SH          SOLE               124,447
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109   8,337      353,416 SH          SHARED    1        353,416
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109   4,353      184,540 SH          SOLE               184,540
HERITAGE FINL CORP WASH       COM              42722X106   3,159      229,250 SH          SHARED    1        229,250
HERITAGE FINL CORP WASH       COM              42722X106   1,644      119,319 SH          SOLE               119,319
HILLTOP HOLDINGS INC          COM              432748101   3,431      294,733 SH          SHARED    1        294,733
HILLTOP HOLDINGS INC          COM              432748101   1,785      153,362 SH          SOLE               153,362
HOME FED BANCORP INC MD       COM              43710G105   7,723      580,274 SH          SHARED    1        580,274
HOME FED BANCORP INC MD       COM              43710G105   4,018      301,841 SH          SOLE               301,841
LENNAR CORP                   CL B             526057302   5,395      548,293 SH          SHARED    1        548,293
LENNAR CORP                   CL B             526057302   2,816      286,207 SH          SOLE               286,207
LOEWS CORP                    COM              540424108   8,927      245,596 SH          SHARED    1        245,596
LOEWS CORP                    COM              540424108   4,644      127,759 SH          SOLE               127,759
METRO BANCORP INC             COM              59161R101   3,293      262,000 SH          SHARED    1        262,000
METRO BANCORP INC             COM              59161R101   1,714      136,365 SH          SOLE               136,365
MFA FINANCIAL INC             COM              55272X102   2,407      327,500 SH          SHARED    1        327,500
MFA FINANCIAL INC             COM              55272X102   1,253      170,456 SH          SOLE               170,456
NEWPORT BANCORP INC           COM              651754103   3,164      258,249 SH          SHARED    1        258,249
NEWPORT BANCORP INC           COM              651754103   1,671      136,396 SH          SOLE               136,396
OCEANFIRST FINL CORP          COM              675234108   2,229      197,400 SH          SHARED    1        197,400
OCEANFIRST FINL CORP          COM              675234108   1,158      102,600 SH          SOLE               102,600
PACIFIC CONTINENTAL CORP      COM              69412V108   1,129       98,700 SH          SHARED    1         98,700
PACIFIC CONTINENTAL CORP      COM              69412V108     587       51,300 SH          SOLE                51,300
PENN MILLERS HLDG CORP        COM              707561106   3,669      333,510 SH          SHARED    1        333,510
PENN MILLERS HLDG CORP        COM              707561106   1,907      173,341 SH          SOLE               173,341
PRIVATEBANCORP INC            COM              742962103   2,512      280,040 SH          SHARED    1        280,040
PRIVATEBANCORP INC            COM              742962103   1,306      145,554 SH          SOLE               145,554
PROVIDENT FINANCIAL HOLDINGS  COM              743868101     726      263,076 SH          SHARED    1        263,076
PROVIDENT FINANCIAL HOLDINGS  COM              743868101     378      136,924 SH          SOLE               136,924
REGIONS FINANCIAL CORP        COM              7591EP100   2,088      394,660 SH          SHARED    1        394,660
REGIONS FINANCIAL CORP        COM              7591EP100   1,086      205,340 SH          SOLE               205,340
SPDR GOLD TRUST               GOLD SHS         78463V107   7,208       67,168 SH          SHARED    1         67,168
SPDR GOLD TRUST               GOLD SHS         78463V107   3,750       34,941 SH          SOLE                34,941
TRADESTATION GROUP INC        COM              89267P105   2,221      281,541 SH          SHARED    1        281,541
TRADESTATION GROUP INC        COM              89267P105   1,158      146,712 SH          SOLE               146,712
UNITED FINANCIAL BANCORP INC  COM              91030T109   3,813      290,809 SH          SHARED    1        290,809
UNITED FINANCIAL BANCORP INC  COM              91030T109   1,983      151,286 SH          SOLE               151,286
WASHINGTON BKG CO OAK HBR WA  COM              937303105   3,221      269,780 SH          SHARED    1        269,780
WASHINGTON BKG CO OAK HBR WA  COM              937303105   1,674      140,220 SH          SOLE               140,220
WEBSTER FINL CORP CONN        COM              947890109   4,685      394,694 SH          SHARED    1        394,694
WEBSTER FINL CORP CONN        COM              947890109   2,437      205,306 SH          SOLE               205,306
WESTERN ALLIANCE BANCORP      COM              957638109     402      106,321 SH          SHARED    1        106,321
WESTERN ALLIANCE BANCORP      COM              957638109     209       55,319 SH          SOLE                55,319
WHITE MTNS INS GROUP LTD      COM              G9618E107   5,447       16,373 SH          SHARED    1         16,373
WHITE MTNS INS GROUP LTD      COM              G9618E107   2,833        8,517 SH          SOLE                 8,517
WILLIS LEASE FINANCE CORP     COM              970646105   4,301      286,708 SH          SHARED    1        286,708
WILLIS LEASE FINANCE CORP     COM              970646105   2,230      148,693 SH          SOLE               148,693

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